Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	Note	March 31, 2026	March 31, 2025
Due from related parties:
Mr. Hui Zhang	(a)	$5,268	$552
Shenzhen Botan Technology Co., Ltd.	(b)	251,006	68,962
		256,274	69,514
Less: allowance for expected credit loss		—	—
Total		$256,274	$69,514

Due from shareholders:
Mr. Yue Zhu	(c)	$1,369,876	$400,406
Patton Holding Group Limited	(d)	1,425	1,189
Lianhe Holdings Group Limited	(d)	1,605	1,369
Lianyue Holding Group Limited	(d)	1,605	1,369
Hezhong Holding Limited	(d)	3,630	1,853
Pengxu Holdings Limited	(d)	1,425	1,189
Centralpower Digital Technology CO., LTD	(d)	3,495	1,853
Centraltec Intelligence Technology Co., LTD	(d)	1,920	1,369
Lianyu Holding Group Limited	(d)	3,315	1,853
Lianhe Digits Technology Holding CO., LTD	(d)	2,760	900
Alhambra Capital Limited	(d)	560	—
Less: allowance for expected credit loss		—	—
Total		$1,391,616	$413,350

Due to related parties:
Mr. Hui Zhang	(a)	$8,954	$8,511
Mr. Chuanbo Zhu	(e)	174	166
Shenzhen Yuebo Automobile Maintenance Service Co., Ltd.	(i)	14,207	—
Lianhe Technology Co. Ltd.	(f)	—	11,251
Total		$23,335	$19,928

Due to shareholders:
Mr. Dengyao Jia	(g)	$148,383	$535,824
Lianhe Digits Technology Holding CO., LTD	(d)	8,730	—
Hainan Lianhe Enterprise Management Group Co., Ltd.	(h)	7,858	92,252
Total		$164,971	$628,076

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	Note	March 31, 2026	March 31, 2025	March 31, 2024
Revenue from a related party
Shenzhen Botan Technology Co., Ltd.	(b)	$—	$—	$566,002

Director’s remuneration
Mr. Yue Zhu	(c)	$33,794	$33,258	$43,532
(a)	Mr. Hui Zhang is the legal representative of Taiyuan branch of Shenzhen Sowell.
(b)	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.

(c)	Mr. Yue Zhu is CEO director and a shareholder of the Company.

(d)	These companies are the shareholders of the Company.

(e)	Mr. Chuanbo Zhu is chief executive officer of Shenzhen Sowell Digital.

(f)	Lianhe Technology Co., Ltd. is controlled by Mr. Dengyao Jia, a shareholder of the Company.

(g)	Mr. Dengyao Jia, a shareholder and former executive director of the Company.

(h)	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.

(i)	Shenzhen Yuebo Automobile Maintenance Service Co., Ltd. is a subsidiary controlled by Shenzhen Botan Technology Co., Ltd.